Short-term and Long-term Debt and Payable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Unutilized committed credit facilities amount	¥ 154,793	¥ 161,229
Short-term debt [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.00%	3.30%
Short-term debt [member] | China Telecom Group [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.50%	3.50%
Short-term debt [member] | China Telecom Group [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		4.10%
Loans from banks - unsecured and Other loans - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.50%	3.90%
Loans from banks - unsecured and Other loans - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	7.30%	4.40%
Super short-term commercial papers - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.10%	2.30%
Super short-term commercial papers - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.20%	2.90%